Debt - Narrative (Details) $ in Millions										1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 15, 2026	Apr. 15, 2025	Mar. 24, 2025	Apr. 15, 2024	Apr. 06, 2024	Mar. 31, 2024 USD ($)	Jun. 14, 2023	Sep. 30, 2022	Apr. 01, 2021 USD ($)	Apr. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) Increase	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	May 31, 2024	May 08, 2024	Apr. 07, 2021 USD ($)	Apr. 06, 2021 USD ($)
Debt Instrument [Line Items]
Long term debt effective interest rate percentage						6.92%										6.92%
Repayments of long-term debt													$ 299.0
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment																						10.00%
Debt instrument, maturity date																Apr. 15, 2029
Gain loss on extinguishment of debt											$ (0.5)	$ 0.0		$ (1.5)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
Revolving Credit Facility Including Letter of Credit
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity						$ 1,250.0										1,250.0
Letters of credit						0.0										0.0
Available revolving credit facility						$ 675.0										$ 675.0
Revolving Credit Facility Including Letter of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							0.10%
Long term debt interest rate margin percentage							1.75%
Potential increase in margin percentage two							25.00%
Potential increase in margin percentage total							50.00%
Long term debt effective interest rate percentage						7.17%										7.17%
Term Loan A
Debt Instrument [Line Items]
Repayments of long-term debt										$ 193.6
Term Loan A | Credit Agreement Amendment
Debt Instrument [Line Items]
Debt instrument face value																					$ 215.1	$ 444.9
Term Loan A | Beginning September 30, 2022
Debt Instrument [Line Items]
Long term debt principal repayment percentage								1.25%
Term Loan A | Beginning September 30, 2023
Debt Instrument [Line Items]
Long term debt principal repayment percentage								1.75%
Term Loan A | Beginning September 30, 2024 through March 31, 2026
Debt Instrument [Line Items]
Long term debt principal repayment percentage								2.50%
Term Loan A | Alternative Base Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						0.75%
Term Loan A | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							0.10%
Long term debt interest rate margin percentage							1.75%
Long term debt floor interest rate percentage							0.00%
Potential increase in margin percentage two							25.00%
Potential increase in margin percentage total							50.00%
Long term debt effective interest rate percentage						7.17%										7.17%
Term Loan B
Debt Instrument [Line Items]
Long term debt principal repayment percentage								0.25%
Repayments of long-term debt																		95.3
Debt instrument principal amount of debt repurchased																		96.0
Term Loan B | Alternative Base Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						1.25%
Term Loan B | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							0.10%
Long term debt interest rate margin percentage							2.25%
Long term debt effective interest rate percentage						7.67%										7.67%
Revolving Line of Credit Term Loan A and Term Loan B
Debt Instrument [Line Items]
Percentage of ownership change beyond which event of default could be triggered							50.00%
Revolving Credit Facility | Credit Agreement Amendment
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity																					$ 250.0	$ 1,250.0
Revolving Credit Facility And Non Payment Term Loan
Debt Instrument [Line Items]
Non repayment of long term debt																$ 250.0
Revolving Credit Facility And Non Payment Term Loan | Alternative Base Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						0.75%
Revolving Credit Facility And Term Loan A
Debt Instrument [Line Items]
Debt instrument, maturity date					Apr. 06, 2026
Term Loan B
Debt Instrument [Line Items]
Debt instrument, maturity date			Mar. 24, 2025
Minimum | Equity Method Investment
Debt Instrument [Line Items]
Equity method investment, ownership percentage						6.00%										6.00%
Minimum | Revolving Credit Facility Including Letter of Credit
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage																0.25%
Maximum | Equity Method Investment
Debt Instrument [Line Items]
Equity method investment, ownership percentage						49.00%										49.00%
Maximum | Revolving Credit Facility Including Letter of Credit
Debt Instrument [Line Items]
Line of credit facility commitment fee percentage																0.375%
Lions Gate Senior Notes
Debt Instrument [Line Items]
Senior notes outstanding						$ 715.0										$ 715.0	800.0
Starz Business of Lions Gate Entertainment Corp
Debt Instrument [Line Items]
Gain loss on extinguishment of debt														$ (4.9)	21.2	$ 21.2	58.7	$ (24.8)
Starz Business of Lions Gate Entertainment Corp | Revolving Credit Facility | Equity Method Investment
Debt Instrument [Line Items]
Equity method investment, ownership percentage											50.00%		50.00%	50.00%
Starz Business of Lions Gate Entertainment Corp | Convertible Debt
Debt Instrument [Line Items]
Debt instrument face value											$ 389.9		$ 389.9	$ 389.9
Starz Business of Lions Gate Entertainment Corp | Borrowings and Letter of Credit
Debt Instrument [Line Items]
Credit facility, available amount											1,250.0		1,250.0	1,250.0
Starz Business of Lions Gate Entertainment Corp | Revolving Credit Facility And Term Loan A
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity											1,250.0		1,250.0	1,250.0
Letters of credit											0.0		0.0	0.0
Available revolving credit facility											150.0		150.0	150.0
Line of credit											150.0		150.0	150.0
Starz Business of Lions Gate Entertainment Corp | Term Loan B | Term Loans
Debt Instrument [Line Items]
Long term debt maximum outstanding amount before maturing											$ 250.0		$ 250.0	$ 250.0
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes
Debt Instrument [Line Items]
Minimum percentage in the difference between the present value of cash flows after the amendment and before the amendment											10.00%		10.00%	10.00%
Debt instrument, maturity date														Apr. 15, 2029		Apr. 15, 2029
Gain loss on extinguishment of debt														$ (4.9)	21.2
Debt instrument, interest rate, stated percentage				5.50%		5.50%					5.50%		5.50%	5.50%		5.50%				5.50%
Debt instrument, redemption price, percentage	100.00%	101.375%		102.75%
Debt instrument principal percentage for premium				1.00%
Discounted treasury rate percentage				0.50%
Debt instrument, redemption price, percentage of principal amount redeemed				40.00%
Debt instrument together with accrued and unpaid interest percentage				105.50%
Debt instrument, covenant compliance				Covenants. The 5.5% Senior Notes contain certain restrictions and covenants that, subject to certain exceptions, limit Lionsgate’s ability to incur additional indebtedness, pay dividends or repurchase Lionsgate’s common shares, make certain loans or investments, and sell or otherwise dispose of certain assets subject to certain conditions, among other limitations. As of March 31, 2024, Lionsgate was in compliance with all applicable covenants.										Covenants. The 5.5% Senior Notes were amended in connection with the Exchange Transaction to remove certain covenants. As of September 30, 2024, Lionsgate was in compliance with all applicable covenants.
Percentage of ownership change beyond which event of offer to purchase could be triggered				101.00%
Percentage of ownership change beyond which event of offer to purchase default could be triggered				100.00%
Debt instrument, repurchase amount						$ 85.0						$ 85.0			85.0	$ 85.0	200.0
Debt instrument together with accrued and unpaid interest															$ 61.4	$ 61.4	$ 135.0
Debt instrument, interest rate, increase (decrease)														6.00%
Long term debt fixed interest rate percentage				5.50%		5.50%			5.50%		5.50%		5.50%	5.50%		5.50%			5.50%
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes | Redemption Period after Fifteenth of April Two Thousand Twenty Four
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage				102.75%
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes | Redemption Period Before Fifteenth of April Two Thousand Twenty Four
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage				100.00%
Long term debt fixed interest rate percentage				5.50%
Starz Business of Lions Gate Entertainment Corp | 6.375% Senior Notes
Debt Instrument [Line Items]
Debt instrument outstanding principal amount									$ 545.6
Payment for debt extinguishment or debt prepayment cost									$ 17.4
Long term debt fixed interest rate percentage									6.375%
Starz Business of Lions Gate Entertainment Corp | 5.875% Senior Notes
Debt Instrument [Line Items]
Debt instrument face value									$ 1.0
Debt instrument outstanding principal amount									518.7
Payment for debt extinguishment or debt prepayment cost									$ 15.2
Long term debt fixed interest rate percentage									5.875%
Starz Business of Lions Gate Entertainment Corp | Term Loan A | Revolving Credit Facility
Debt Instrument [Line Items]
Number of possible increases in margin | Increase														2
Starz Business of Lions Gate Entertainment Corp | Term Loan A | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							0.10%
Starz Business of Lions Gate Entertainment Corp | Term Loan A | Revolving Credit Facility | Applicable Margin
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							1.75%
Starz Business of Lions Gate Entertainment Corp | Term Loan A | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							0.75%
Starz Business of Lions Gate Entertainment Corp | Term Loan A | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Potential increases in interest rate upon certain increases to leverage ratios, total														50
Potential increase in interest rate upon certain increases to leverage ratios, per increase														25.00%
Starz Business of Lions Gate Entertainment Corp | Minimum | Revolving Credit Facility And Term Loan A
Debt Instrument [Line Items]
Commitment fee percentage														0.25%
Starz Business of Lions Gate Entertainment Corp | Minimum | Term Loan A | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage							0.00%
Starz Business of Lions Gate Entertainment Corp | Maximum | Revolving Credit Facility And Term Loan A
Debt Instrument [Line Items]
Commitment fee percentage														0.375%